Class A Ordinary Shares Subject to Possible Redemption (Details) - Schedule of class A ordinary shares subject to possible redemption - Class A Ordinary Shares [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)
Class A Ordinary Shares Subject to Possible Redemption (Details) - Schedule of class A ordinary shares subject to possible redemption [Line Items]
Gross Proceeds	$ 311,163,050	$ 311,163,050
Less:
Offering costs allocated to Class A shares subject to possible redemption	(17,138,390)	(17,138,390)
Proceeds allocated to Public Warrants at issuance	(5,948,230)	(5,948,230)
Plus:
Re-measurement on Class A ordinary shares subject to possible redemption amount	23,086,620
Class A ordinary shares subject to possible redemption at December 31, 2021	311,163,050
Remeasurement of Class A common stock subject to possible redemption amount	352,842
Class A ordinary shares subject to possible redemption at June 30, 2022	$ 311,515,892	$ 311,163,050